Risk Management and Financial Instruments - Schedule of Fair Value of Assets and Liabilities Through Profit or Loss (Details) - Market approach [member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Financial / Overnight investments	$ 1,887,853	$ 3,270,848
National treasury bills	123,204	97,530
Derivative assets	155,602	84,468
Investment in financial assets at fair value	49,908	79,806
Other current financial investments		10,220
Financial liabilities
Derivative liabilities	270,781	266,066
Level 1 [Member]
Financial assets
Financial / Overnight investments
National treasury bills	123,204	97,530
Derivative assets
Investment in financial assets at fair value	49,908	79,806
Other current financial investments		10,220
Financial liabilities
Derivative liabilities
Level 2 [Member]
Financial assets
Financial / Overnight investments	1,887,853	3,270,848
National treasury bills
Derivative assets	155,602	84,468
Investment in financial assets at fair value
Other current financial investments
Financial liabilities
Derivative liabilities	$ 270,781	$ 266,066